The following table summarizes the estimated fair value of our investments, designated as available-for-sale and classified by the contractual maturity date (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Estimated Market Value	$ 39,043,000	$ 18,393,000	$ 18,461,000
Investments [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Rolling within One Year, Amortized Cost	2,860,000	2,759,000
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, Year One	2,861,000	2,759,000
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Rolling after One Through Five Years, Amortized Cost	3,043,000	6,204,000
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year One Through Five	3,044,000	6,210,000
Amortized Cost	5,903,000	8,963,000
Estimated Market Value	$ 5,905,000	$ 8,969,000	$ 9,700,000